Q2 2021 Product Sales year-on-year analysis (Unreviewed)	6 Months Ended
Jun. 30, 2021
Q2 2021 Product Sales year-on-year analysis (Unreviewed)
Q2 2021 Product Sales year-on-year analysis (Unreviewed)

8)   Table 51: Q2 2021 - Product Sales year-on-year analysis (Unreviewed)[75]

The Q2 2021 information in respect of the three months ended 30 June 2021 included in the Interim Financial Statements has not been reviewed by PricewaterhouseCoopers LLP.

	World			Emerging Markets			US		Europe			Established RoW
		Actual	CER		Actual	CER		Actual		Actual	CER		Actual	CER
	$m	% change	% change	$m	% change	% change	$m	% change	$m	% change	% change	$m	% change	% change
Oncology	3,286	26	21	864	15	8	1,301	33	608	38	23	513	18	15
Tagrisso	1,306	26	21	390	24	15	438	24	244	49	34	234	16	13
Imfinzi	604	23	19	75	n/m	n/m	305	6	118	28	15	106	30	26
Lynparza	588	40	35	99	54	47	269	29	153	59	43	67	35	30
Calquence	280	n/m	n/m	5	n/m	n/m	250	n/m	22	n/m	n/m	3	n/m	n/m
Koselugo	26	n/m	n/m	-	-	-	26	n/m	-	-	-	-	-	-
Enhertu	3	n/m	n/m	3	n/m	n/m	-	-	-	-	-	-	-	-
Zoladex*	244	12	5	159	14	7	3	2	37	12	(1)	45	6	2
Faslodex*	105	(28)	(31)	38	(28)	(30)	7	(35)	30	(43)	(49)	30	(1)	(2)
Iressa*	47	(34)	(38)	36	(38)	(43)	3	(30)	1	(61)	(68)	7	30	27
Arimidex*	29	(50)	(53)	20	(58)	(60)	-	-	1	14	(22)	8	(10)	(11)
Casodex*	41	(14)	(19)	32	(14)	(21)	-	-	-	-	-	9	(12)	(14)
Others	13	12	6	7	24	18	-	n/m	2	46	(8)	4	(26)	(20)
BioPharmaceuticals: CVRM	2,023	15	9	975	16	9	525	6	363	31	18	160	9	3
Farxiga	732	65	56	297	80	70	171	38	198	86	67	66	41	33
Brilinta	375	(14)	(18)	74	(52)	(55)	194	4	90	13	1	17	19	-
Bydureon	95	(18)	(20)	1	97	77	77	(24)	15	17	1	2	(19)	(34)
Onglyza	99	(14)	(18)	51	(3)	(9)	26	(33)	15	12	-	7	(31)	(39)
Byetta	16	6	-	4	n/m	n/m	7	(6)	3	(19)	(35)	2	(16)	(25)
Other diabetes	15	49	40	4	n/m	n/m	6	(4)	5	71	47	-	-	-
Lokelma	39	n/m	n/m	1	79	78	25	n/m	3	n/m	n/m	10	n/m	n/m
Roxadustat	51	n/m	n/m	51	n/m	n/m	-	-	-	-	-	-	-	-
Crestor*	265	(6)	(11)	182	3	(3)	19	10	12	(61)	(67)	52	(8)	(10)
Seloken/Toprol-XL*	266	22	14	260	24	15	-	(83)	3	(20)	(12)	3	25	14
Atacand*	23	(62)	(61)	15	(67)	(68)	-	n/m	8	31	32	-	n/m	n/m
Others	47	(1)	(9)	35	20	10	-	n/m	11	(30)	(33)	1	(57)	(60)
BioPharmaceuticals: Respiratory & Immunology	1,420	27	21	343	56	45	597	27	318	19	7	162	3	(5)
Symbicort	680	4	(1)	141	5	-	264	6	176	9	(2)	99	(9)	(17)
Pulmicort	167	72	59	119	n/m	88	18	40	18	23	7	12	5	(1)
Fasenra	320	41	36	5	n/m	n/m	201	32	73	72	55	41	28	21
Daliresp	54	3	3	1	29	23	49	10	4	(37)	(36)	-	(85)	(80)
Bevespi	13	34	33	1	n/m	n/m	10	6	2	n/m	n/m	-	-	-
Breztri	56	n/m	n/m	17	n/m	n/m	31	n/m	1	n/m	n/m	7	n/m	n/m
Others	130	85	70	59	n/m	n/m	24	n/m	44	5	(6)	3	37	9
Other medicines	454	(19)	(23)	239	1	(4)	47	(27)	68	(41)	(45)	100	(31)	(32)
Nexium*	336	(11)	(14)	185	1	(4)	35	(14)	18	23	11	98	(29)	(31)
Synagis*	24	(73)	(73)	-	-	-	3	(78)	21	(72)	(72)	-	-	-
Seroquel XR/IR*	21	(23)	(19)	11	(26)	(27)	3	n/m	7	(5)	2	-	n/m	(87)
Losec/Prilosec*	46	2	(6)	38	2	(7)	-	(68)	8	49	42	-	(82)	(87)
FluMist*	1	n/m	n/m	-	-	-	-	-	-	-	-	1	n/m	n/m
Others	26	10	1	5	n/m	n/m	6	(30)	14	14	(3)	1	39	55
COVID-19	862	n/m	n/m	413	n/m	n/m	-	-	347	n/m	n/m	102	n/m	n/m
Pandemic COVID-19 vaccine	862	n/m	n/m	413	n/m	n/m	-	-	347	n/m	n/m	102	n/m	n/m
Total Product Sales	8,045	33	27	2,834	38	31	2,470	23	1,704	55	39	1,037	17	12

[75] The table provides an analysis of year-on-year Product Sales, with Actual and CER growth rates reflecting year-on-year growth. Due to rounding, the sum of a number of dollar values and percentages may not agree to totals. *Denotes a legacy medicine.